Victory RS Mid Cap Growth Fund Average Annual Total Returns	12 Months Ended	60 Months Ended	110 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025 [2]	Dec. 31, 2025
S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
ClassA ClassC ClassR ClassR6 ClassY [Member] | S&P 500® Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	14.42%		14.82%
ClassA ClassC ClassR ClassR6 ClassY [Member] | Russell Midcap® Growth Index reflects no deduction for fees, expenses, or taxes[Member]
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%		12.49%
ClassA ClassC ClassR ClassR6 ClassY [Member] | Class A
Prospectus [Line Items]
Average Annual Return, Percent	0.17%	0.03%		7.33%
ClassA ClassC ClassR ClassR6 ClassY [Member] | Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	0.17%	(1.83%)		5.51%
ClassA ClassC ClassR ClassR6 ClassY [Member] | Class A | After Taxes on Distributions and Sale of Fund Shares[Member]
Prospectus [Line Items]
Average Annual Return, Percent	0.10%	(0.29%)		5.31%
ClassA ClassC ClassR ClassR6 ClassY [Member] | Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.28%	0.30%		7.19% [1]
ClassA ClassC ClassR ClassR6 ClassY [Member] | Class R6
Prospectus [Line Items]
Average Annual Return, Percent	6.53%	1.48%	8.78%
ClassA ClassC ClassR ClassR6 ClassY [Member] | Class Y
Prospectus [Line Items]
Average Annual Return, Percent	6.54%	1.47%		8.24%

[1]	Class C shares of the Fund will convert automatically into Class A shares in the month following the eight-year anniversary date of the purchase of the Class C shares. The 10-Year performance for Class C shares reflects the conversion to Class A shares after the first eight years of performance.
[2]	Inception date of Class R6 is November 15, 2016.